CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN MEMBERS' CAPITAL / OWNER'S AND DROPDOWN COMPANIES' EQUITY (PARENTHETICAL) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
West Sirius and West Leo
Increase (Decrease) in Partners' Capital [Roll Forward]
Business acquisition related costs	$ 15.3